Share-Based Payments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS

NOTE 18 — SHARE-BASED PAYMENTS

(a) Employee Stock Incentive Plans

Under the Company’s 2021 Stock Incentive Plan (the “2021 Plan”), share-based compensation expense for restricted stock units under the 2021 Plan was:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Share-based compensation expense for restricted stock units for continuing operations	$1,506	$1,995	$7,164	$14,854
Share-based compensation expense for restricted stock units for discontinued operations	—	593	1,038	2,148
Total share-based compensation expense for restricted stock units	$1,506	$2,588	$8,202	$17,002

During the nine months ended September 30, 2025, in connection with employee stock incentive plans, the Company did not grant any restricted stock units. Share based compensation expense is recorded in the “Selling, general and administrative expenses” line item in the unaudited condensed consolidated statement of operations.

The Company began settling equity-classified restricted stock units in cash and as a result of the past practice, the restricted stock units were reclassified to a liability in January of 2025. The change in classification was accounted for as a modification under ASC 718, Compensation — Stock Compensation. The grant date fair value of the original equity award exceeded the fair value of the modified liability award; therefore, the Company continues to recognize compensation expense based on the grant date fair value of the original award and no additional compensation expense was recognized. Further, the changes in fair value of the liability at the end of the reporting period do not impact earnings. The modification was recognized by a reclassification of $2,138 of additional paid-in capital to a liability. The liability represents the fair value of the restricted stock units that have not been settled through the balance sheet date for which the requisite services have been provided by the employees. The fair value of the liability at each balance sheet date is determined based on the Company’s stock price. For the nine months ended September 30, 2025, the Company settled $2,296 of restricted stock units in cash and as of September 30, 2025, the liability was $1,296, which is recorded in the “Accrued expenses and other liabilities” line item in the unaudited condensed consolidated balance sheet.

During the nine months ended September 30, 2024, in connection with employee stock incentive plans, the Company granted 1,223,263 restricted stock units with a grant date fair value of $16,181. The restricted stock units generally vest over a period of one to five years based on continued service. In determining the fair value of restricted stock units on the grant date, the fair value is adjusted for expected dividends based on historical patterns and the Company’s anticipated dividend payments over the expected holding period and the risk-free interest rate based on U.S. Treasuries for a maturity matching the expected holding period.

(b) Employee Stock Purchase Plan

In connection with the Company’s Employee Stock Purchase Plan (the “Purchase Plan”), there was no share based compensation expense during the three and nine months ended September 30, 2025. During the three and nine months ended September 30, 2024, share based compensation expense totaled $72 and $379, respectively, of which $56 and $304, respectively, was recorded in continuing operations and $16 and $75, respectively, was recorded in discontinued operations. Share based compensation expense is recorded in the “Selling, general and administrative expenses” line item in the unaudited condensed consolidated statements of operations. As of September 30, 2025 and December 31, 2024, there were 236,949 shares reserved for issuance under the Purchase Plan.

(c) BRSH Stock Incentive Plan

On March 10, 2025, the Company’s majority-owned subsidiary approved the BRSH Stock Incentive Plan which allows for issuance of up to 4,000,000 restricted stock awards of BRSH. On March 10, 2025, BRSH issued 1,873,600 restricted stock awards, representing approximately 10.0% of the equity of BRSH, to employees and officers with a grant date fair value of $21,657 in conjunction with the acquisition of the shell corporation as more fully described in Note 2(n) — Noncontrolling Interests. On August 18, 2025, BRSH issued an additional 22,951 restricted stock awards with a grant date fair value of $265 to employees and directors of BRSH.

The grant date fair value of the BRSH restricted stock awards was determined using the same discounted cash flows method and market value approach that was utilized to value the BRSH share issued to owners of the shell corporation as more fully described in Note 2(n) — Noncontrolling Interests with an additional discount of 17.5% for the lack of marketability due to the service condition of the restricted stock awards vesting over a period of up to five years.

The restricted stock awards generally vest over a period of four to five years based on continued service. The restricted stock awards vest for common stock of BRSH and increase the noncontrolling interest in BRSH, when vested. During the three and nine months ended September 30, 2025, share-based compensation expense of $850 and $2,420, respectively, related to the BRSH restricted stock awards and was recorded in the “Selling, general and administrative expenses” line item in the unaudited condensed consolidated statements of operations.

(d) Common Stock and Stock Options Issued

On June 3, 2025, the Company issued 100,000 unregistered shares and 300,000 shares of the Company’s common stock in connection with the employment agreement entered into with the Company’s chief financial officer. The 100,000 unregistered shares issued were issued upon execution of the employment agreement as an employment inducement grant that is not subject to vesting conditions and expensed immediately. The fair value of the unregistered shares of $295 was expensed upon issuance. The 300,000 stock options vest in three tranches: (1) 100,000 stock options with an exercise price of $7.00, (2) 100,000 stock options with an exercise price of $10.00 and (3) 100,000 stock options with an exercise price of $12.50. The stock options vest over a three year period based on continued service and accelerate upon a change in control. The maximum term of the stock options is 10 years. The estimated fair value of $523 for the options was determined using the Black-Scholes Option Pricing Model, which included a risk free rate of 4.5%, volatility of 66.5% and expected dividend rate of zero. During the three and nine months ended September 30, 2025, share based compensation expense for the options totaled $43 and $57, respectively.

NOTE 20 — SHARE-BASED PAYMENTS

2021 Stock Incentive Plan

On May 27, 2021, the 2021 Stock Incentive Plan (the “2021 Plan”) replaced the Amended and Restated 2009 Stock Incentive Plan (the “2009 Plan”) and replaced the FBR & Co. 2006 Long-Term Stock Incentive Plan (the “FBR Stock Plan”). Equity awards previously granted or available for issuance under the 2009 Plan and FBR Stock Plan are now included in the 2021 Plan activity reported below.

Share-based compensation expense for RSUs under the 2021 Plan was:

	Year Ended December 31,
	2024	2023
Share-based compensation expense for RSUs for continuing operations	$17,158	$39,797
Share-based compensation expense for RSUs for discontinued operations	1,616	3,856
Total share-based compensation expense for RSUs	$18,774	$43,653

During the year ended December 31, 2024, in connection with employee stock incentive plans, the Company granted 1,223,263 RSUs with a total grant date fair value of $16,181. During the year ended December 31, 2023, in connection with employee stock incentive plans, the Company granted 537,168 RSUs with a total grant date fair value of $20,496.

The RSUs generally vest over a period of one to five years based on continued service. Performance based restricted stock units (“PRSUs”) generally vest based on both the employee’s continued service and the Company’s common stock price, as defined in the grant, achieving a set threshold during the two to three-year period following the grant. In determining the fair value of RSUs on the grant date, the fair value is adjusted for expected dividends based on historical patterns and the Company’s anticipated dividend payments over the expected holding period, and the risk-free interest rate based on U.S. Treasuries for a maturity matching the expected holding period.

As of December 31, 2024, the expected remaining unrecognized share-based compensation expense of $19,116 was to be expensed over a weighted average period of 1.9 years. As of December 31, 2023, the expected remaining unrecognized share-based compensation expense of $36,497 was to be expensed over a weighted average period of 1.3 years.

A summary of equity incentive award activity during the years ended December 31, 2024 and 2023 was as follows:

	Shares	Weighted Average Fair Value
Nonvested at December 31, 2022	3,375,627	$54.66
Granted	537,168	38.16
Vested	(1,615,025)	62.63
Forfeited	(156,441)	45.13
Nonvested at December 31, 2023	2,141,329	$54.18
Granted	1,223,263	13.23
Vested	(484,442)	53.56
Forfeited	(1,467,845)	52.10
Nonvested at December 31, 2024	1,412,305	$22.43

During the years ended December 31, 2024 and 2023, the per-share weighted average grant-date fair value of RSUs granted was $13.23 and $38.16, respectively. During the years ended December 31, 2024, and 2023, the per-share weighted average grant-date fair value of performance stock units granted was zero. During the years ended December 31, 2024 and 2023, the total fair value of shares vested was $25,945 and $23,432, respectively.

As discussed in Note 3, there were 215,876 stock options with a fair value of $5,749 issued as part of the consideration for the purchase price of Targus. All of these options were exercised during the fourth quarter of 2022 and there were no stock options outstanding as of December 31, 2024 and 2023.